Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following:

	As of
	September 30, 2023	December 31, 2022
	(in thousands)
Laboratory equipment	$—	$6,025
Computers and purchased software	—	644
Furniture and fixtures	—	645

Property and equipment, at cost	—	7,314
Less: accumulated depreciation and amortization	—	(6,236)

Property and equipment, net	$—	$1,078

Property and equipment, net consists of the following:

	December 31,
	2022	2021
	(in thousands)
Laboratory equipment	$6,025	$5,857
Computers and purchased software	644	1,596
Furniture and fixtures	645	645

Property and equipment, at cost	7,314	8,098
Less accumulated depreciation and amortization	(6,236)	(5,846)

Property and equipment, net	$1,078	$2,252